Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (118,144)	$ (56,452)	$ (1,142,935)	$ (1,109,397)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Loss on debt extinguishment		306,415
Depreciation, depletion and amortization	0	526,486	213,959	264,657
Amortization of debt issuance costs	0	158,448	152,881	205,697
Asset retirement obligation accretion	0	5,259	2,168	3,260
Amortization of debt discount	0	660,338	179,696	280,256
Accretion of participation liability	0	75,560	86,409	108,503
Stock-based compensation expense	0	59,700	243,731	258,731
Change in fair value of warrant and conversion feature liabilities	0	(910,270)	819,416	761,076
Change in operating assets and liabilities:
Accounts receivable	(4,900)	(260,085)	(351,773)	(252,247)
Other assets	(50,000)	(20,486)	(5,038)	42,977
Accounts payable	1,945	(39,015)	103,477	93,721
Other liabilities	0	(343,454)	(51,120)	(179,968)
Net cash from operating activities	(171,099)	162,444	250,871	477,266
Cash flows from investing activities
Purchase of furniture and equipment	0	(3,893)	(1,199)	(2,014)
Purchase of oil and gas properties	(40,000)		(309,247)	(309,247)
Capital expenditures on oil and gas properties	(41,865)	(4,104,298)	(2,924,136)	(3,087,047)
Net cash from investing activities	(81,865)	(4,108,191)	(3,234,582)	(3,398,308)
Cash flows from financing activities
Debt issuance costs	0	(478,214)	(397,774)	(400,051)
Equity offering costs	0	(199,849)	(280,219)	(525,291)
Proceeds from issuance of common stock and warrants	409,900	4,224,000	1,340,155	1,340,155
Proceeds from exercise of warrants	0		45,289	45,289
Repayment of note payable	0		(642,753)	(642,753)
Proceeds from issuance of notes payable	0	2,685,000	3,400,000	3,400,000
Net cash from financing activities	409,900	6,230,937	3,464,698	3,217,349
Net change in cash and cash equivalents	156,936	2,285,190	480,987	296,307
Cash and cash equivalents Beginning of period	0	453,243	156,936	156,936
Cash and cash equivalents End of period	156,936	2,738,433	637,923	453,243
Supplemental cash flow information:
Interest paid	0	204,000	175,881	242,702
Interest capitalized (non-cash)	0	306,718	192,908	225,529
Noncash investing and financing activities:
Capital expenditures included in accounts payable	0	142,063	84,365	84,365
Issuance of notes payable for oil and gas	285,668		357,085	357,085
Issuance of 2012 convertible notes		2,037,500
Warrant liability settled on exercise	0		136,015	136,015
Recognition of liabilities for issuance of:
Series A warrants	0		1,188	1,188
Series B warrants	0		143,948	143,948
Series C warrants	0		274,516	274,516
Series D warrants	0		49,385	49,385
Recognition of conversion feature liability	0	48,668		26,771
Recognition of participation liability	0	326,945	26,771	737,886
Asset retirement obligations incurred	0		737,886	4,588
Issuance of restricted shares	$ 0	$ 60,699		$ 15,000